UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2011

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Hamlin Capital Management, LLC
Address: 477 Madison Avenue
         Suite 520
         New York, NY  10022

13F File Number:  028-10663

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Vivian Pan
Title:     President
Phone:     (212) 752-8777

Signature, Place, and Date of Signing:

 /s/    Vivian Pan     New York, NY     February 14, 2012

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    41

Form 13F Information Table Value Total:    $659,345 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

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                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ABBOTT LABS                    COM              002824100    23514   418168 SH       SOLE                   149265        0   268903
ALLIANCE RES PARTNER L P       UT LTD PART      01877R108    11643   154050 SH       SOLE                     4315        0   149735
AT&T INC                       COM              00206R102    21836   722096 SH       SOLE                   262330        0   459766
BAYTEX ENERGY CORP             COM              07317Q105    12084   216210 SH       SOLE                    84830        0   131380
BRISTOL MYERS SQUIBB CO        COM              110122108    17751   503725 SH       SOLE                   178110        0   325615
CENTURYLINK INC                COM              156700106      286     7675 SH       SOLE                        0        0     7675
CHEVRON CORP NEW               COM              166764100    14063   132170 SH       SOLE                    43820        0    88350
CINCINNATI FINL CORP           COM              172062101    20858   684770 SH       SOLE                   268765        0   416005
CINEMARK HOLDINGS INC          COM              17243V102    20473  1107231 SH       SOLE                   394721        0   712510
CONAGRA FOODS INC              COM              205887102    22159   839345 SH       SOLE                   300395        0   538950
CONOCOPHILLIPS                 COM              20825C104    22044   302506 SH       SOLE                   110165        0   192341
DORCHESTER MINERALS LP         COM UNIT         25820R105     1315    58025 SH       SOLE                     1050        0    56975
DU PONT E I DE NEMOURS & CO    COM              263534109    19441   424653 SH       SOLE                   157960        0   266693
EL PASO PIPELINE PARTNERS L    COM UNIT LPI     283702108      209     6050 SH       SOLE                        0        0     6050
ENBRIDGE ENERGY PARTNERS L P   COM              29250R106    15487   466605 SH       SOLE                     9960        0   456645
ENDURO RTY TR                  TR UNIT          29269K100    13613   665035 SH       SOLE                   241255        0   423780
ENTERPRISE PRODS PARTNERS L    COM              293792107      232     5000 SH       SOLE                        0        0     5000
EXXON MOBIL CORP               COM              30231G102      348     4105 SH       SOLE                        0        0     4105
FEDERATED INVS INC PA          CL B             314211103     8478   559580 SH       SOLE                   262940        0   296640
FNB CORP PA                    COM              302520101    21009  1857535 SH       SOLE                   637065        0  1220470
FREEPORT-MCMORAN COPPER & GO   COM              35671D857    10139   275595 SH       SOLE                    98140        0   177455
GALLAGHER ARTHUR J & CO        COM              363576109    24693   738440 SH       SOLE                   270025        0   468415
GENUINE PARTS CO               COM              372460105    23309   380874 SH       SOLE                   137120        0   243754
HEINZ H J CO                   COM              423074103    21562   398992 SH       SOLE                   142645        0   256347
HOSPITALITY PPTYS TR           COM SH BEN INT   44106M102    21574   938817 SH       SOLE                   335385        0   603432
INTEL CORP                     COM              458140100    14352   591850 SH       SOLE                   203720        0   388130
KIMBERLY CLARK CORP            COM              494368103    19562   265930 SH       SOLE                    91510        0   174420
KINDER MORGAN ENERGY PARTNER   UT LTD PARTNER   494550106      225     2650 SH       SOLE                        0        0     2650
KRAFT FOODS INC                CL A             50075N104      352     9430 SH       SOLE                        0        0     9430
LEGGETT & PLATT INC            COM              524660107    23637  1025932 SH       SOLE                   356620        0   669312
LOCKHEED MARTIN CORP           COM              539830109    28340   350308 SH       SOLE                   125290        0   225018
MERCK & CO INC NEW             COM              58933Y105    23271   617279 SH       SOLE                   228228        0   389051
MEREDITH CORP                  COM              589433101    25924   794000 SH       SOLE                   280585        0   513415
NATIONAL CINEMEDIA INC         COM              635309107    11974   965605 SH       SOLE                   380155        0   585450
NUCOR CORP                     COM              670346105    23651   597710 SH       SOLE                   214485        0   383225
PENN VA RESOURCES PARTNERS L   COM              707884102    13563   531270 SH       SOLE                    13900        0   517370
RAYONIER INC                   COM              754907103    22618   506779 SH       SOLE                   178195        0   328584
RPM INTL INC                   COM              749685103    24220   986565 SH       SOLE                   362610        0   623955
SONOCO PRODS CO                COM              835495102    20729   628915 SH       SOLE                   233660        0   395255
UNILEVER PLC                   SPON ADR NEW     904767704    21342   636705 SH       SOLE                   212510        0   424195
VALLEY NATL BANCORP            COM              919794107    17465  1411906 SH       SOLE                   533000        0   878906
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